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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    S.A.C. Global Investors LLP
         f/k/a Walter Capital Management LLP
Address: St. Martins Court, 4th Floor
         10 Paternoster Row
         London, EC4M 7HP
         United Kingdom

Form 13F File Number: 28-11288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter Nussbaum
Title: Authorized Person
Phone: 203-890-2094

Signature, Place, and Date of Signing:


/s/ Peter Nussbaum                     Stamford, Connecticut   November 14, 2008
------------------------------------   ---------------------   -----------------
             [Signature]                   [City, State]            [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         24*
Form 13F Information Table Value Total:    $87,718
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
 1    28-4043                S.A.C. Capital Advisors, LLC

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

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
           COLUMN 1           COLUMN 2   COLUMN 3  COLUMN 4         COLUMN 5          COLUMN 6     COLUMN 7          COLUMN 8
----------------------------  --------  ---------  --------  --------------------  --------------  --------  ---------------------
                                                              SHRS OR                                           VOTING AUTHORITY
                              TITLE OF               VALUE      PRN     SH/  PUT/    INVESTMENT      OTHER   ---------------------
        NAME OF ISSUER          CLASS     CUSIP    (x$1000)    AMOUNT   PRN  CALL    DISCRETION     MANAGER  SOLE    SHARED   NONE
----------------------------  --------  ---------  --------  ---------  ---  ----  --------------  --------  ----  ---------  ----
ALLEGIANT TRAVEL CO            Common   01748X102   10,709    303,193   SH         Shared-Defined      1             303,193
ALPHA NATURAL RESOURCES INC    Common   02076X102      514     10,000   SH         Shared-Defined      1              10,000
AMAZON COM INC                 Common   023135106    1,593     21,900   SH         Shared-Defined      1              21,900
AON CORP                       Common   037389103    3,759     83,600   SH         Shared-Defined      1              83,600
AT&T INC                       Common   00206R102    1,583     56,700   SH         Shared-Defined      1              56,700
BANCO ITAU HLDG FINANCIERA S   Common   059602201    1,313     75,000   SH         Shared-Defined      1              75,000
COMPANHIA SIDERURGICA NACION   Common   20440W105    1,314     61,800   SH         Shared-Defined      1              61,800
DIAMOND OFFSHORE DRILLING IN   Common   25271C102    2,193     21,275   SH         Shared-Defined      1              21,275
GOOGLE INC                     Common   38259P508    1,402      3,500   SH         Shared-Defined      1               3,500
HANOVER INS GROUP INC          Common   410867105    2,276     50,000   SH         Shared-Defined      1              50,000
HERCULES OFFSHORE INC          Common   427093109    2,304    151,983   SH         Shared-Defined      1             151,983
INTERCONTINENTALEXCHANGE INC   Common   45865V100    3,695     45,800   SH         Shared-Defined      1              45,800
LAS VEGAS SANDS CORP           Common   517834107   11,375    315,000   SH         Shared-Defined      1             315,000
LAUDER ESTEE COS INC           Common   518439104    2,570     51,500   SH         Shared-Defined      1              51,500
MICROSOFT CORP                 Common   594918104    4,004    150,000   SH         Shared-Defined      1             150,000
NETEASE COM INC                Common   64110W102    1,167     51,200   SH         Shared-Defined      1              51,200
PENN NATL GAMING INC           Common   707569109    1,382     52,000   SH         Shared-Defined      1              52,000
PRICELINE COM INC              Common   741503403    4,106     60,000   SH         Shared-Defined      1              60,000
PULTE HOMES INC                Common   745867101    1,185     84,790   SH         Shared-Defined      1              84,790
REGAL ENTMT GROUP              Common   758766109    5,716    362,200   SH         Shared-Defined      1             362,200
REPUBLIC SVCS INC              Common   760759100   10,610    353,897   SH         Shared-Defined      1             353,897
SCHWAB CHARLES CORP NEW        Common   808513105    5,950    228,853   SH         Shared-Defined      1             228,853
UNION PAC CORP                 Common   907818108      534      7,500   SH         Shared-Defined      1               7,500
WASTE CONNECTIONS INC          Common   941053100    6,464    188,455   SH         Shared-Defined      1             188,455